UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


   Read instructions at end of Form before preparing Form.
                    Please print or type

1.    Name and address of issuer:

                         Scudder International Fund, Inc.
                         345 Park Avenue
                         New York, New York  10154

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                         Scudder Latin America Fund
                         Scudder Pacific Opportunities Fund
                         Scudder Greater Europe Growth Fund
                         Scudder Emerging Markets Growth Fund

3.    Investment Company Act File Number:  811-642



      Securities Act File Number:  2-14400



4(a). Last day of fiscal year for which this Form is filed:
      October 31, 1997



      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)




4(c). Check box if this is the last time the issuer will be filing this Form.


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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section
           24(f):                                                 $1,611,177,508

    (ii)   Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                  $1,435,589,775

    (iii)  Aggregate price of securities
           redeemed or repurchased during
           any prior fiscal year ending no
           earlier than October 11, 1995
           that were not previously used
           to reduce registration fees
           payable to the commission:       $0

    (iv)   Total available redemption credits
           [add items 5(ii) and 5(iii)]:                         -$1,435,589,775

    (v)    Net sales - if item 5(i) is
           greater than item 5(iv)
           [subtract item 5(iv) from item
           5(I)]:                                                 $  175,587,733

    (vi)   Redemption credits available
           for use in future years
            - if item 5(i) is less
           than item 5(iv) [subtract
           item 5(iv) from item
           5(i)]:                           $(0)

    (vii)  Multiplier for determining
           registration fee (See
           Instruction C.9):                x  .000295

    (viii)  Registration fee due [multiply
            item 5(v) by item 5(vii)]
            (enter "0" if no fee is due):  =$51,798.38

6.  Prepaid Shares

    If the response to item 5(i) was
    determined by deducting an amount of
    securities that were registered under
    the Securities Act of 1933 pursuant to
    rule 24e-2 as in effect before October
    11, 1997, then report the amount of
    securities (number of shares or other
    units) deducted here:  0.  If there is
    a number of shares or other units that
    were registered pursuant to rule 24e-2
    remaining unsold at the end of the
    fiscal year for which this form is
    filed that are available for use by the
    issuer in future fiscal years, then
    state that number here:                  0

7.  Interest due - if this Form is being
    filed more than 90 days after the end                             +$ 0
    of the issuer's fiscal year (see
    Instruction D):

8.  Total of the amount of the registration
    fee due plus any interest due [line                               =$ 0
    5(viii) plus line 7]:

9.  Date the registration fee and any
    interest payment was sent to the
    Commission's lockbox depository:

    Method of Delivery:

        /x/ Wire Transfer
        / / Mail or other means

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

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Thomas F. McDonough
                          ------------------------------------
                          Thomas F. McDonough
                          Vice President and Secretary

Date:   January 26, 1998


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